                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 S. Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif Sheikh
         -------------------------------
Title:    CFO
         -------------------------------
Phone:    (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh
-------------------------------    -----------------   -------------
Kashif Sheikh                      [City, State]       [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                                 JUNE 30, 2000



                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
       COMMON STOCK
             ADVANCED MICRO            007903107         5,000               386,250.00
             DEVICES
             ALLERGAN, INC.            018490102        99,600             7,420,200.00
             APEX MORTGAGE             030564101        51,666               439,161.00
             CAPITAL
             BARRETT                                    60,500             1,841,468.75
             RESOURCES
             BERINGER WINE             084102102        52,500             1,853,906.25
             ESTATES HLDGS.
             COSTCO                    22160Q102       489,000            16,137,000.00
             CSG SYSTEMS               126349109       111,224             6,235,495.50
             INTERNATIONAL
             DELPHI FINANCIAL          247131105       489,957            16,322,487.47
             GROUP, INC.
             EDISON SCHOOLS                            740,000            17,158,750.00
             ENRN OIL & GAS CO.                         13,300               445,550.00
             ENRON                     293561106       847,870            54,687,615.00
             EXODUS                                    379,000            17,457,687.50
             COMMUNICATIONS,
             INC.
             FLEXTRONICS               Y2573F102       111,100             7,631,181.25
             FREEPORT                  35671D105         7,752                70,737.00
             MCMORAN COPPER
             & GOLD CLASSA
             FREEPORT                  35671D857        82,463               762,782.75
             MCMORAN COPPER
             & GOLD CLASSB
             FUELCELL ENERGY                            13,000               897,812.50
             INC.
             HOME DEPOT INC.           437076102       177,750             8,876,390.62
             12 TECHNOLOGIES           465754109        82,300             8,581,060.94
             INVESTORS                               1,934,998            76,795,233.12
             FINANCIAL
             SERVICES
             KLA- TENCOR CORP                          204,600            11,981,887.50
             MCMORAN                   582411104        12,895               212,774.92
             EXPLORATION CO.
             METROMEDIA FIBER          591689104       545,850            21,663,421.87
             NETWORK INC.
             MORGAN STANLEY            617446448       126,000            10,489,500.00
             DEAN WITTER
             PROBUSINESS               742674104       594,367            15,787,873.44
             SERVICES


                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                                 JUNE 30, 2000



                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
             SEI INVESTMENTS           784117103        93,000             3,702,562.50
             CO.
             SIEBEL SYSTEMS            826170102        65,100            10,647,918.75
             INC.
             STRATUS                   863167102       370,510             1,574,667.50
             PROPERTIES
             SUPERGEN INC.                               8,000               290,000.00
             SYNTROLEUM                                668,200            11,442,925.00
             CORPORATION
             TIFFANY                   886547108        66,900             4,515,750.00
             TOM BROWN                                  30,000               691,875.00
                                                                        ---------------
                                                                         337,001,926.15

 LIMITED PARTNERSHIP DISTRIBUTIONS
             U.S. INTERACTIVE                            7,244                93,719.25
             INC.
             VIANT                                      14,206               420,852.75
             CORPORATION                                                ---------------
                                                                             514,572.00

 (ADR's) AMERICAN DEPOSITORY RECEIPT
             KOREA TELECOM                             400,100            19,354,837.50
             CORP SP-ADR

 CONVERTIBLE PREFERRED
             TRANS WORLD AIR           893349753       110,000             1,485,000.00
             SERIES 144A

 CONVERTIBLE BONDS
             ASIA PULP & PAPER         00202paa8       185,000            13,412,500.00
             COMPANY
             CONVERTIBLE BOND
             3.5% 4/30/03
             3.500% Due 04-30-03


                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                                 JUNE 30, 2000


                                                                            MARKET
                 SECURITY               CUSIP         QUANTITY              VALUE
       ------------------------        ---------      --------            -------------
 CANADIAN COMMON STOCK
             Canadian Hunter Expl      136046109        93,500             1,986,946.53

 MEXICAN COMMON STOCK
             CORPORACION GEO                           802,200             1,313,877.92
             S.A.-SER B
             JUGOS DEL VALLE                         1,074,265               535,493.23
             S.A.-SER B                                                 ---------------
                                                                           1,849,371.16

 TOTAL PORTFOLIO                                                         375,605,153.33
